Bank Borrowings and Bank Overdraft - Schedule of Maturities of Bank Borrowing (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 2,721,168	$ 646,420
Year ending December 31, 2025 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			736,481
Year ending December 31, 2026 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			782,996
Year ending December 31, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			795,079
Year ending December 31, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			495,036
Year ending December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			184,632
After December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			268,491
Later than five years and not later than seven years [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			3,262,715
Period ending September 30, 2026 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	778,869	185,022
Period ending September 30, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	784,937	186,463
Period ending September 30, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	620,634	147,433
Period ending September 30, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	222,305	52,809
Period ending September 30, 2030 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	188,873	44,868
After September 30, 2030 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 125,550	$ 29,825